Earnings Per Share - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Computation Of Earnings Per Share Line Items
Convertible stock options and nonvested awards excluded from diluted EPS calculation	1.9	2.9	3.6